SECURITIZATIONS AND VARIABLE INTEREST ENTITIES - Municipal Securities Tender Option Bond Trusts (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Variable Interest Entity
Number of TOB trusts	2
Municipal securities tender option bond trusts (TOBs)
Variable Interest Entity
Floater inventory held by entity	3,000,000	$ 176,000,000
Municipal bonds owned by trusts, that have credit guarantee provided by the Company	198,000,000	230,000,000
Liquidity agreements, customer TOB trust	3,700,000,000	3,900,000,000
Notional amount of offsetting reimbursement agreements	2,600,000,000	2,800,000,000
Liquidity agreements, other trusts	7,400,000,000	5,400,000,000
Maximum | Municipal securities tender option bond trusts (TOBs)
Variable Interest Entity
The threshold ownership percentage on Residual value of customers TOBs for which the reimbursement agreement applied	25.00%
Client intermediation
Variable Interest Entity
Proceeds from new securitizations	2,000,000,000